Long-Term Debt (Partnership's Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	May 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt Disclosure [Abstract]
Senior notes		$ 1,965	$ 1,355
Revolving loans		192	332
Total		2,157	1,687
Less: current portion		0	0
Long-term debt, net		2,157	1,687
Total credit facility limit	1,200	1,150	900
Revolving loans		(192)	(332)
Letters of credit		(12)	(19)
Total available		$ 946	$ 549